Condensed Combined Debtor-in-Possession Financial Information (Statement of Operations and Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Total revenues	$ 1,289	$ 1,923	$ 5,258	$ 9,779	$ 9,504
Expenses:
Direct vehicle and operating	827	1,241	3,627	5,486	5,355
Depreciation of revenue earning vehicles and lease charges	243	677	2,032	2,565	2,690
Selling, general and administrative	156	208	664	969	1,017
Interest expense, net	(148)	(175)	608	805	739
Intangible and other asset impairments			213	0	0
Other (income) expense, net	(3)	(17)	(9)	(59)	(40)
Reorganization items, net	42	0	175	0	0
Total expenses	1,021	2,284	7,310	9,766	9,761
Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	268	(361)	(2,052)	13	(257)
Income tax (provision) benefit	(79)	4	329	(63)	30
Net (income) loss attributable to noncontrolling interests	1	1	9	(8)	2
Total comprehensive income (loss)	206	(396)	(1,746)	(47)	(290)
Comprehensive income (loss) attributable to Hertz Global	207	$ (395)	(1,737)	$ (55)	$ (288)
Hertz Global Holdings and Subsidiaries in Bankruptcy Proceedings
Condensed Financial Statements, Captions [Line Items]
Total revenues	942		3,593
Expenses:
Direct vehicle and operating	687		2,896
Depreciation of revenue earning vehicles and lease charges	322		2,970
Selling, general and administrative	117		492
Interest expense, net	34		(122)
Intangible and other asset impairments			213
Other (income) expense, net			35
Reorganization items, net	42		175
Total expenses	828		6,833
Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	114		(3,240)
Income tax (provision) benefit	(335)		(710)
Equity in earnings (losses) of subsidiaries, net of tax			816
Net (income) loss attributable to noncontrolling interests			1,714
Total comprehensive income (loss)			(23)
Comprehensive income (loss) attributable to Hertz Global	$ 207		$ (1,737)